Invested Assets and Investment Income - Schedule of Carrying Values and Fair Values of Invested Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	$ 22,594	$ 26,167	$ 20,300
Debt securities	224,139	218,724
Public equities	28,067	23,722
Mortgages	52,014	50,207
Private placements	42,842	40,756
Policy loans	6,397	6,398
Loans to bank clients	2,506	1,976
Real estate	13,233	12,832
Total invested assets	427,098	410,977
Other invested assets	35,306	30,195
FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	2,214	2,079
Debt securities	133,763	128,297
Public equities	25,716	22,071
Total invested assets	238,809	223,539
AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	14,339	18,314
Debt securities	7,332	6,566
Public equities	2,351	1,651
Total invested assets	49,876	55,716
Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	6,041	5,774
Mortgages	52,014	50,207
Private placements	42,842	40,756
Policy loans	6,397	6,398
Loans to bank clients	2,506	1,976
Total invested assets	138,413	131,722
Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	22,594	26,167
Public equities	28,067	23,722
Mortgages	54,089	54,230
Private placements	47,276	47,890
Policy loans	6,397	6,398
Loans to bank clients	2,503	1,982
Total invested assets	435,475	424,164
Canadian government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	22,670	25,215
Canadian government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	18,706	20,667
Canadian government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	3,964	4,548
Canadian government and agency [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	22,670	25,215
U.S. government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	32,251	31,236
U.S. government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	12,607	11,449
U.S. government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	18,792	19,787
U.S. government and agency [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	852
U.S. government and agency [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	32,254	31,236
Other government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	24,759	24,345
Other government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	21,888	19,732
Other government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	2,871	4,613
Other government and agency [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	24,759	24,345
Corporate [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	141,563	134,863
Corporate [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	133,763	128,297
Corporate [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	7,332	6,566
Corporate [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	468
Corporate [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	141,560	134,863
Mortgage/asset-backed securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	2,896	3,065
Mortgage/asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	2,758	2,916
Mortgage/asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	138	149
Mortgage/asset-backed securities [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	2,896	3,065
Real estate own use property [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	1,812	1,850
Real estate own use property [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	1,812	1,850
Real estate own use property [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	3,024	3,017
Investment property [member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	11,421	10,982
Investment property [member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	11,421	10,982
Investment property [member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	11,421	10,982
Alternative long-duration assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	31,204	26,172
Alternative long-duration assets [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	21,022	16,183
Alternative long-duration assets [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	89	88
Alternative long-duration assets [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	10,093	9,901
Alternative long-duration assets [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	31,863	27,029
Various other [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	4,102	4,023
Various other [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	135	145
Various other [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	3,967	3,878
Various other [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	$ 4,102	$ 4,023